DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - Country Risk and Cash Concentration (Details)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	¥ 96,807,261	$ 13,598,435	¥ 36,523,995
Cash and cash equivalents | Credit concentration risk, customers or financial institutions
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	96,807,261		36,523,995
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	40,301,047		27,548,339
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC | Denominated in Renminbi ("RMB")
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	40,300,890		27,548,189
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC | Denominated in U.S. Dollar ("USD")
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	157		150
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	56,506,214		8,975,656
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in U.S. Dollar ("USD")
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	56,246,401		8,975,075
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Hong Kong Dollar ("HKD")
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	355		¥ 581
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in United Kingdom Pounds ("GBP")
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents balances	¥ 259,458